Condensed Consolidated Statements of Shareholders’ Equity (Unaudited) - USD ($)	Series A Senior Convertible Preferred Shares	Series B Senior Convertible Preferred Shares	Allocation Shares	Common Shares	Distribution Receivable	Additional Paid-In Capital	Accumulated Deficit	Non- Controlling Interests	Total
Balance at Dec. 31, 2020				$ 27	$ (2,000,000)	$ 17,009,908	$ (13,856,973)	$ (879,239)	$ 274,723
Balance (in Shares) at Dec. 31, 2020			1,000	27,108
Issuance of series A preferred shares and warrants						3,000,000	(1,527,086)		1,472,914
Discount on warrant features						956,526			956,526
Discount on convertible notes payable								1,146,804	1,146,804
Issuance of common adjustment shares				$ 1		757,791			757,792
Issuance of common adjustment shares (in Shares)				997
Dividends - common shares							(242,160)		(242,160)
Dividends – series A preferred shares							(984,176)		(984,176)
Net income (loss)							(4,143,999)	663,247	(3,480,752)
Balance at Dec. 31, 2021				$ 28	(2,000,000)	21,724,225	(20,754,394)	930,812	(98,329)
Balance (in Shares) at Dec. 31, 2021			1,000	28,105
Issuance of common shares upon conversion of series A senior convertible preferred shares						111,986			111,986
Issuance of common shares upon conversion of series A senior convertible preferred shares (in Shares)				381
Issuance of series B senior convertible preferred shares and warrants						152,350			152,350
Dividends - common shares							(249,762)		(249,762)
Dividends - series A senior convertible preferred shares							(121,455)		(121,455)
Dividends - series B senior convertible preferred shares							(13,760)		(13,760)
Net income (loss)							(873,030)	(54,178)	(927,208)
Balance at Mar. 31, 2022				$ 28	(2,000,000)	21,988,561	(22,012,401)	876,634	(1,146,178)
Balance (in Shares) at Mar. 31, 2022			1,000	28,486
Balance at Dec. 31, 2021				$ 28	(2,000,000)	21,724,225	(20,754,394)	930,812	(98,329)
Balance (in Shares) at Dec. 31, 2021			1,000	28,105
Extinguishment of warrant liability upon exercise of prefunded warrants
Net income (loss)									(5,547,498)
Balance at Sep. 30, 2022	$ 1,338,746	$ 1,214,181		$ 57	(2,000,000)	43,966,511	(36,648,788)	474,312	8,346,136
Balance (in Shares) at Sep. 30, 2022	1,593,940	464,899	1,000	56,789
Balance at Dec. 31, 2021				$ 28	(2,000,000)	21,724,225	(20,754,394)	930,812	(98,329)
Balance (in Shares) at Dec. 31, 2021			1,000	28,105
Issuance of common shares upon conversion of series A preferred shares						111,948			111,986
Issuance of common shares upon conversion of series A preferred shares (in Shares)				381
Issuance of series B preferred shares and warrants						172,050			172,050
Issuance of common shares upon partial extinguishment of related party note payable				$ 2		1,100,925			1,100,927
Issuance of common shares upon partial extinguishment of related party note payable (in Shares)				1,899
Redemption of series A preferred shares	$ (76,354)						(132,737)		(209,091)
Redemption of series A preferred shares (in Shares)	(90,909)
Redemption of series B preferred shares		$ (43,469)					(14,032)		(57,501)
Redemption of series B preferred shares (in Shares)		(16,667)
Dividends – series B preferred shares							(162,268)		(16,268)
Issuance of common shares upon cashless exercise of warrants				$ 1		(1)
Issuance of common shares upon cashless exercise of warrants (in Shares)				1,267
Deemed dividend from down round provision in warrants						9,012,730	(9,012,730)
Issuance of warrants in connection with notes payable						402,650			402,650
Issuance of common shares upon partial extinguishment of convertible notes payable				$ 8		4,639,992			4,640,000
Issuance of common shares upon partial extinguishment of convertible notes payable (in Shares)				8,000
Issuance of common shares upon settlement of debt				$ 3		1,653,386			1,653,389
Issuance of common shares upon settlement of debt (in Shares)				2,851
Issuance of common shares and warrants in connection with a public offering				$ 15		5,148,685			5,148,700
Issuance of common shares and warrants in connection with a public offering (in Shares)				14,286
Reclassification of preferred shares from mezzanine equity to permanent equity	$ 1,415,100	$ 1,257,650							2,672,750
Reclassification of preferred shares from mezzanine equity to permanent equity (in Shares)	1,684,849	481,566
Dividends - common shares							(1,093,354)		(1,093,354)
Dividends – series A preferred shares							(590,162)		(590,162)
Net income (loss)							(10,159,600)	(642,313)	(10,801,913)
Balance at Dec. 31, 2022	$ 1,338,746	$ 1,214,181		$ 57	(2,000,000)	43,966,628	(41,919,277)	288,499	2,889,834
Balance (in Shares) at Dec. 31, 2022	1,593,940	464,899	1,000	56,789
Balance at Mar. 31, 2022				$ 28	(2,000,000)	21,988,561	(22,012,401)	876,634	(1,146,178)
Balance (in Shares) at Mar. 31, 2022			1,000	28,486
Issuance of series B senior convertible preferred shares and warrants						19,700			19,700
Dividends - series A senior convertible preferred shares							(159,298)		(159,298)
Dividends - series B senior convertible preferred shares							(48,983)		(48,983)
Net income (loss)							(144,452)	(3,216)	(147,668)
Balance at Jun. 30, 2022				$ 28	(2,000,000)	22,008,261	(22,365,134)	873,418	(1,482,427)
Balance (in Shares) at Jun. 30, 2022			1,000	28,486
Issuance of common shares upon cashless exercise of warrants				$ 1		(1)
Issuance of common shares upon cashless exercise of warrants (in Shares)				1,267
Deemed dividend from down round provision in warrants						9,012,730	(9,012,730)
Issuance of warrants in connection with notes payable						402,650			402,650
Issuance of common shares upon partial extinguishment of convertible notes payable				$ 8		4,639,992			4,640,000
Issuance of common shares upon partial extinguishment of convertible notes payable (in Shares)				8,000
Issuance of common shares upon partial extinguishment of contingent note payable				$ 2		1,100,925			1,100,927
Issuance of common shares upon partial extinguishment of contingent note payable (in Shares)				1,899
Issuance of common shares upon settlement of debt				$ 3		1,653,386			1,653,389
Issuance of common shares upon settlement of debt (in Shares)				2,851
Issuance of common shares and warrants in connection with a public offering				$ 15		5,148,685			5,148,700
Issuance of common shares and warrants in connection with a public offering (in Shares)				14,286
Reclassification of preferred shares from mezzanine equity to permanent equity	$ 1,415,100	$ 1,257,650							2,672,750
Reclassification of preferred shares from mezzanine equity to permanent equity (in Shares)	1,684,849	481,566
Redemption of series A senior convertible preferred shares	$ (76,354)						(132,737)		(209,091)
Redemption of series A senior convertible preferred shares (in Shares)	(90,909)
Redemption of series B senior convertible preferred shares		$ (43,469)					(14,032)		(57,501)
Redemption of series B senior convertible preferred shares (in Shares)		(16,667)
Dividends - common shares							(843,592)		(843,592)
Dividends - series A senior convertible preferred shares							(156,738)		(156,738)
Dividends - series B senior convertible preferred shares							(50,309)		(50,309)
Net income (loss)							(4,073,516)	(399,106)	(4,472,622)
Balance at Sep. 30, 2022	$ 1,338,746	$ 1,214,181		$ 57	(2,000,000)	43,966,511	(36,648,788)	474,312	8,346,136
Balance (in Shares) at Sep. 30, 2022	1,593,940	464,899	1,000	56,789
Balance at Dec. 31, 2022	$ 1,338,746	$ 1,214,181		$ 57	(2,000,000)	43,966,628	(41,919,277)	288,499	2,889,834
Balance (in Shares) at Dec. 31, 2022	1,593,940	464,899	1,000	56,789
Issuance of common shares upon settlement of accrued series A preferred share dividends				$ 1		152,667			152,668
Issuance of common shares upon settlement of accrued series A preferred share dividends (in Shares)				996
Issuance of common shares and warrants in connection with a private debt offering				$ 4		1,360,358			1,360,362
Issuance of common shares and warrants in connection with a private debt offering (in Shares)				4,157
Issuance of common shares upon cashless exercise of warrants				$ 1		(1)
Issuance of common shares upon cashless exercise of warrants (in Shares)				614
Deemed dividend from issuance of warrants to common shareholders						618,000	(618,000)
Deemed dividend from down round provision in warrants						1,217,000	(1,217,000)
Dividends - series A senior convertible preferred shares							(110,045)		(110,045)
Dividends - series B senior convertible preferred shares							(52,820)		(52,820)
Net income (loss)							1,112,534	(65,053)	1,047,481
Balance at Mar. 31, 2023	$ 1,338,746	$ 1,214,181		$ 63	(2,000,000)	47,314,652	(42,804,608)	223,446	5,287,480
Balance (in Shares) at Mar. 31, 2023	1,593,940	464,899	1,000	62,556
Balance at Dec. 31, 2022	$ 1,338,746	$ 1,214,181		$ 57	(2,000,000)	43,966,628	(41,919,277)	288,499	2,889,834
Balance (in Shares) at Dec. 31, 2022	1,593,940	464,899	1,000	56,789
Extinguishment of warrant liability upon exercise of prefunded warrants									1,184,200
Issuance of warrants in connection with notes payable									222,129
Net income (loss)									(8,781,627)
Balance at Sep. 30, 2023	$ 190,377	$ 240,499		$ 785	(2,000,000)	57,315,083	(53,255,900)	(6,626)	2,485,218
Balance (in Shares) at Sep. 30, 2023	226,667	91,567	1,000	785,322
Balance at Mar. 31, 2023	$ 1,338,746	$ 1,214,181		$ 63	(2,000,000)	47,314,652	(42,804,608)	223,446	5,287,480
Balance (in Shares) at Mar. 31, 2023	1,593,940	464,899	1,000	62,556
Issuance of common shares upon settlement of accrued series A preferred share dividends				$ 2		111,267			111,269
Issuance of common shares upon settlement of accrued series A preferred share dividends (in Shares)				1,871
Issuance of common shares upon exercise of warrants				$ 5		5,059			5,064
Issuance of common shares upon exercise of warrants (in Shares)				5,066
Issuance of common shares upon conversion of series B senior convertible preferred shares		$ (221,686)		$ 4		221,682
Issuance of common shares upon conversion of series B senior convertible preferred shares (in Shares)		(85,000)		4,307
Issuance of common shares upon cashless exercise of warrants				$ 12		(12)
Issuance of common shares upon cashless exercise of warrants (in Shares)				12,391
Deemed dividend from down round provision in warrants						534,000	(534,000)
Dividends - series A senior convertible preferred shares							(110,051)		(110,051)
Dividends - series B senior convertible preferred shares							(55,176)		(55,176)
Net income (loss)							(3,770,731)	(199,305)	(3,970,036)
Balance at Jun. 30, 2023	$ 1,338,746	$ 992,495		$ 86	(2,000,000)	48,186,648	(47,274,566)	24,141	1,268,550
Balance (in Shares) at Jun. 30, 2023	1,593,940	379,899	1,000	86,191
Issuance of common shares upon settlement of accrued series A preferred share dividends				$ 8		137,238			137,246
Issuance of common shares upon settlement of accrued series A preferred share dividends (in Shares)				8,423
Issuance of common shares upon conversion of series B senior convertible preferred shares		$ (751,996)		$ 84		751,912
Issuance of common shares upon conversion of series B senior convertible preferred shares (in Shares)		(288,332)		84,188
Issuance of common shares and prefunded warrants in public offering				$ 79		2,352,601			2,352,680
Issuance of common shares and prefunded warrants in public offering (in Shares)				78,450
Fair value of warrant liability recognized upon issuance of prefunded warrants						(1,156,300)			(1,156,300)
Issuance of common shares upon exercise of prefunded warrants				$ 55		(55)
Issuance of common shares upon exercise of prefunded warrants (in Shares)				55,000
Extinguishment of warrant liability upon exercise of prefunded warrants						1,184,200			1,184,200
Issuance of warrants in connection with a private debt offering						633,552			633,552
Issuance of common shares upon conversion of series A senior convertible preferred shares	$ (1,148,369)			$ 161		1,148,208
Issuance of common shares upon conversion of series A senior convertible preferred shares (in Shares)	(1,367,273)			160,752
Issuance of common shares upon conversion of promissory notes				$ 299		3,994,253			3,994,552
Issuance of common shares upon conversion of promissory notes (in Shares)				299,206
Issuance of common shares upon settlement of accrued series B preferred share dividends				$ 3		54,836			54,839
Issuance of common shares upon settlement of accrued series B preferred share dividends (in Shares)				3,366
Issuance of common shares upon cashless exercise of warrants				$ 10		(10)
Issuance of common shares upon cashless exercise of warrants (in Shares)				9,746
Deemed dividend from down round provision in warrants						28,000	(28,000)
Dividends - series A senior convertible preferred shares							(93,941)		(93,941)
Dividends - series B senior convertible preferred shares							(31,088)		(31,088)
Net income (loss)							(5,828,305)	(30,767)	(5,859,072)
Balance at Sep. 30, 2023	$ 190,377	$ 240,499		$ 785	$ (2,000,000)	$ 57,315,083	$ (53,255,900)	$ (6,626)	$ 2,485,218
Balance (in Shares) at Sep. 30, 2023	226,667	91,567	1,000	785,322